STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Treasury stock reissued	4,076,091	3,123,455	2,001,548
Treasury shares	6,848,579	7,661,359	9,857,092